Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	12 Months Ended		14 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2024	Nov. 30, 2015	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2025	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000028751
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		$ 10,000			$ 10,472		$ 11,835	$ 11,561	$ 12,073	$ 12,017	$ 15,138	$ 15,692	$ 16,880	$ 22,248	$ 23,841
C000028748
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,572			9,997		11,265	10,981	11,435	11,348	14,262	14,746	15,829	20,802	22,235
C000028750
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			10,364		11,591	11,217	11,594	11,416	14,241	14,614	15,570	20,310	21,544
C000028754
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			10,481		11,839	11,582	12,095	12,042	15,169	15,724	16,924	22,300	23,900
C000254617
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value	$ 10,000		$ 10,802			$ 11,581
C000028758
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			11,683		13,231	12,921	13,287	13,178	18,022	16,800	16,923	22,202	21,116
C000028755
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,573			11,159		12,602	12,279	12,595	12,458	16,997	15,810	15,880	20,782	19,716
C000028757
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			11,569		12,970	12,541	12,771	12,536	16,973	15,666	15,622	20,296	19,104
C000028761
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			11,685		13,236	12,925	13,288	13,183	18,023	16,795	16,908	22,173	21,068
C000135456
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000			11,693		13,255	12,957	13,332	13,237	18,103	16,888	17,017	22,333	21,238
C000028765
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			9,574		12,071	10,150	10,629	10,557	11,805	11,275	12,389	13,955	18,613
C000028762
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,577			9,147		11,505	9,641	10,072	9,986	11,136	10,603	11,626	13,065	17,381
C000028764
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			9,478		11,837	9,852	10,213	10,042	11,116	10,504	11,430	12,751	16,836
C000028768
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			9,602		12,138	10,224	10,722	10,654	11,909	11,369	12,502	14,079	18,750
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,806		13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,806		13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,806		13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,806		13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000		10,589			12,178
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,806		13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,806		13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,806		13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,806		13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,806		13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (net)
Accumulated Value		10,000			9,634		12,262	11,288	12,692	13,501	14,955	13,438	15,099	16,893	21,033
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (net)
Accumulated Value		10,000			9,634		12,262	11,288	12,692	13,501	14,955	13,438	15,099	16,893	21,033
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (net)
Accumulated Value		10,000			9,634		12,262	11,288	12,692	13,501	14,955	13,438	15,099	16,893	21,033
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (net)
Accumulated Value		10,000			9,634		12,262	11,288	12,692	13,501	14,955	13,438	15,099	16,893	21,033
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value		10,000			11,202		12,863	13,243	14,744	14,998	18,334	18,779	19,033	24,660	26,448
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value		10,000			11,202		12,863	13,243	14,744	14,998	18,334	18,779	19,033	24,660	26,448
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value		10,000			11,202		12,863	13,243	14,744	14,998	18,334	18,779	19,033	24,660	26,448
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value		10,000			11,202		12,863	13,243	14,744	14,998	18,334	18,779	19,033	24,660	26,448
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value	$ 10,000		$ 10,563			$ 11,329
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Value Index
Accumulated Value		10,000			11,615		13,132	12,991	13,859	14,001	18,188	17,682	17,457	23,063	24,006
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Value Index
Accumulated Value		10,000			11,615		13,132	12,991	13,859	14,001	18,188	17,682	17,457	23,063	24,006
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Value Index
Accumulated Value		10,000			11,615		13,132	12,991	13,859	14,001	18,188	17,682	17,457	23,063	24,006
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Value Index
Accumulated Value		10,000			11,615		13,132	12,991	13,859	14,001	18,188	17,682	17,457	23,063	24,006
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Value Index
Accumulated Value		$ 10,000			$ 11,615		$ 13,132	$ 12,991	$ 13,859	$ 14,001	$ 18,188	$ 17,682	$ 17,457	$ 23,063	$ 24,006